CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY		Class A Ordinary Shares [Member] CNY (¥) shares	Class B Ordinary Shares [Member] CNY (¥) shares	Additional Paid-in Capital [Member] CNY (¥)	Retained Earnings Statutory [Member] CNY (¥)	Retained Earnings [Member] CNY (¥)	AOCI Attributable to Parent [Member] CNY (¥)	Noncontrolling Interest [Member] CNY (¥)	USD ($)	CNY (¥)
Beginning balance, value at Dec. 31, 2022		¥ 36,144		¥ 254,138,709	¥ 11,110,699	¥ (65,500,622)	¥ (3,182,525)	¥ 291,921	$ 28,546,995	¥ 196,894,326
Beginning balance, shares at Dec. 31, 2022	[1]	6,351
Net loss						(81,382,273)		(205,725)	(11,578,184)	(81,587,998)
Statutory reserves | ¥					26,956	(26,956)
Issuance of common stock to employees in employee benefit plans		¥ 6,174		32,158,261					4,480,600	32,164,435
Issuance of common stock to employees in employee benefit plans, shares	[1]	1,075
Disposal of subsidiaries					(8,084,879)				(1,770,955)	(8,084,879)
Foreign currency translation							1,817,059		257,860	1,817,059
Ending balance, value at Dec. 31, 2023		¥ 42,318		286,296,970	3,052,776	(146,909,851)	(1,365,466)	86,196	19,936,316	141,202,943
Ending balance, shares at Dec. 31, 2023	[1]	7,426
Net loss						(63,322,788)		(909,447)	(9,019,227)	(64,232,235)
Statutory reserves | ¥					11,670	(11,670)
Disposal of subsidiaries | ¥					(500,000)	500,000
Issuance of common stock to employees		¥ 255		952,300					134,280	952,555
Issuance of common stock to employees, shares	[1]	45
Shares converted from convertible promissory note		¥ 7,792,930		1,496,739,191					209,300,000	1,504,532,121
Shares converted from convertible promissory note, shares	[1]	1,355,112
Foreign currency translation							533,030		(137,077)	533,030
Ending balance, value at Dec. 31, 2024		¥ 7,835,503		1,783,988,461	2,564,446	(209,744,309)	(832,436)	(823,251)	220,214,292	1,582,988,414
Ending balance, shares at Dec. 31, 2024	[1]	1,362,583
Net loss						(52,713,757)		2,540,154	(7,024,263)	(50,173,603)
Disposal of subsidiaries | ¥					(11,670)	11,670
Shares converted from convertible promissory note		¥ 118,884,502	¥ 2,290,752	1,075,126,506					170,200,000	1,196,301,760
Shares converted from convertible promissory note, shares	[1]	21,149,777	400,000
Decrease in non-controlling interest from disposal of subsidiary						(313,629)		313,629
Increase in non-controlling interest from subsidiary equity issuance						(2,882,909)		2,882,909
Increase in non-controlling interest from acquisition of subsidiary | ¥						(349,415)		349,415
Foreign currency translation							(33,096,020)	(89,005)	164,993	(33,185,025)
Ending balance, value at Dec. 31, 2025		¥ 126,720,005	¥ 2,290,752	¥ 2,859,114,967	¥ 2,552,776	¥ (265,992,349)	¥ (33,928,456)	¥ 5,173,851	$ 383,555,022	¥ 2,695,931,546
Ending balance, shares at Dec. 31, 2025	[1]	22,512,360	400,000

[1]	The shares and per share information are presented on a retroactive basis to reflect the Share Consolidation and the reclassification of Class A and Class B ordinary shares (Note 17).